Income Taxes	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Income Taxes

28. INCOME TAXES
Components of Income Tax Expense

	2019	2018
Current tax expense (recovery)
Recognized in profit or loss in current year	$95,219	$59,056
Adjustments recognized in the current year with respect to prior years	(3,090)	(5,155)
	92,129	53,901
Deferred tax expense (recovery)
Deferred tax recovery recognized in the current year	(13,079)	(13,256)
Adjustments recognized in the current year with respect to prior years	(5,003)	(1,098)
Recognition of previously unrecognized deferred tax assets	—	(6,140)
Benefit from previously unrecognized losses, and other temporary differences	—	(3,600)
Decrease in deferred tax liabilities due to tax impact of NRV charge to inventory	(2,779)	(8,660)
	(20,861)	(32,754)
Income tax expense	$71,268	$21,147
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings before income taxes. These differences result from the items shown on the following table, which results in an effective tax rate that varies considerably from the comparable period. The main factors that affected the effective tax rate for the year ended December 31, 2019 and the comparable period of 2018 were foreign exchange fluctuations, changes in non-recognition of certain deferred tax assets, mining taxes paid, withholding taxes on payments from foreign subsidiaries, and the addition to taxable income from the acquired Tahoe assets. The Company continues to expect that these and other factors will continue to cause volatility in effective tax rates in the future.
Reconciliation of Effective Income Tax Rate

	2019	2018
Earnings before taxes and non-controlling interest	$182,512	$33,188
Statutory Canadian income tax rate	27.00%	27.00%
Income tax expense based on above rates	$49,278	$8,961
Increase (decrease) due to:
Non-deductible expenditures	7,271	3,929
Foreign tax rate differences	2,507	(2,160)
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	3,117	3,372
- Other deferred tax assets	(11,211)	1,168
Non-taxable portion of net earnings of affiliates	(132)	(3,254)
Effect of other taxes paid (mining and withholding)	21,307	14,371
Effect of foreign exchange on tax expense	(7,651)	1,611
Non-taxable impact of foreign exchange	4,158	(351)
Change in non-deductible portion of reclamation liabilities	8,207	—
Change in current tax expense estimated for prior years	(6,694)	(5,030)
Other	1,111	(1,470)
Income tax expense	$71,268	$21,147
Effective income tax rate	39.05%	63.72%

Deferred tax assets and liabilities
The following is the analysis of the deferred tax assets (liabilities) presented in the consolidated financial statements:

	2019	2018
Net deferred tax liability, beginning of year	$(136,575)	$(168,549)
Initial deferred tax liability associated with the Tahoe Acquisition	(24,080)	—
Recognized in net earnings in the year	20,861	32,754
Reduction due to Mexican de-consolidation payments applied to current tax	(705)	(697)
Other	138	(83)
Net deferred liability, end of year	$(140,361)	$(136,575)
Deferred tax assets	36,447	12,244
Deferred tax liabilities	(176,808)	(148,819)
Net deferred tax liability	$(140,361)	$(136,575)

Components of deferred tax assets and liabilities
The deferred tax assets (liabilities) are comprised of the various temporary differences, as detailed below:

	2019	2018
Deferred tax assets (liabilities) arising from:
Closure and decommissioning costs	$16,002	$9,105
Tax losses, resource pools and mining tax credits	112,188	29,195
Deductible Mexican mining taxes	2,701	2,974
Tax credit resulting from Mexican de-consolidation	—	698
Accounts payable and accrued liabilities	16,865	6,726
Trade and other receivables	17,194	15,756
Provision for doubtful debts and inventory adjustments	(7,145)	(11,752)
Mineral properties, plant, and equipment	(278,707)	(169,703)
Estimated sales provisions	(23,026)	(19,746)
Other temporary differences and provisions	3,567	172
Net deferred tax liability	$(140,361)	$(136,575)

At December 31, 2019, the net deferred tax liability above included the deferred tax benefit of $112.2 million due to tax losses ($49.6 million) and resource pools ($62.6 million). The significant increase in these deferred tax assets from the prior year was primarily related to the Tahoe Acquisition. The losses will begin to expire after the 2024 year end, if unused.
At December 31, 2018, the net deferred tax liability above included the deferred tax benefit of $29.2 million related to tax losses of approximately $98.4 million. These losses will begin to expire after the 2024 year end, if unused.
Unrecognized deductible temporary differences, unused tax losses and unused tax credits
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2019	2018
Tax loss (revenue in nature)	$239,216	$131,179
Net tax loss (capital in nature)	34,646	14,456
Resource pools and other tax credits	260,413	18,266
Financing fees	2,849	785
Mineral properties, plant, and equipment	118,380	22,669
Closure and decommissioning costs	141,018	33,835
Exploration and other expenses not currently deductible	53,595	51,175
Intercompany debt	11,339	10,160
Doubtful debt and inventory	23,895	24,840
Payroll and vacation accruals	1,055	827
Other temporary differences	3,399	8,217
	$889,805	$316,409

Included in the above amounts are operating losses, which if not utilized will expire as follows:

At December 31, 2019
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2020	—	79	2,110	—	7	1	2,197
2021	—	318	28	—	7	2	355
2022 – and after	215,374	13,185	1,778	2,792	106	3,429	236,664
Total tax losses	$215,374	$13,582	$3,916	$2,792	$120	$3,432	239,216

At December 31, 2018
	Canada	US	Peru	Mexico	Barbados	Argentina	Total
2019	—	85	—	—	4	45	134
2020	—	80	—	—	7	61	148
2021 – and after	114,466	13,469	250	2,456	105	151	130,897
Total tax losses	$114,466	$13,634	$250	$2,456	$116	$257	$131,179

Taxable temporary differences associated with investment in subsidiaries
As at December 31, 2019, taxable temporary differences of $376.5 million (2018 – $85.2 million) associated with the investments in subsidiaries have not been recognized, as the Company is able to control the timing of the reversal of these differences and does not expect them to reverse in the foreseeable future.